UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Digital Health Acquisition Corp.
General and administrative expenses	$ 2,593,765	$ 3,594,967
Net operating loss	(2,593,765)	(3,594,967)
Other (expense) income:
Change in fair value of PIPE Forward Contract Derivative	170,666	(170,666)
Interest earned on investments held in Trust Account	358,767	922,644
Total other income (expense)	(1,820,101)	539,691
Loss before benefit from income taxes	(4,413,866)	(3,055,276)
Benefit from income tax		(187,225)
Net loss attributable to stockholders	$ (4,413,866)	$ (3,242,501)
Weighted average number of shares outstanding, basic income	4,168,567	12,741,219
Weighted average number of shares outstanding, diluted income	4,168,567	12,741,219
Basic loss per share	$ (0.45)	$ (0.25)
Diluted loss per share	$ (0.45)	$ (0.25)
Bridge Notes | Digital Health Acquisition Corp.
Other (expense) income:
Default interest expense	$ (1,579,927)
Interest expense	429,007	$ 125,980
Change in fair value of Bifurcated Derivative	120,267	$ (86,307)
Promissory note - M2B | Digital Health Acquisition Corp.
Other (expense) income:
Interest expense	22,958
Extension Notes | Digital Health Acquisition Corp.
Other (expense) income:
Interest expense	133,748
Change in fair value of Bifurcated Derivative	1,630
Exchange Note | Digital Health Acquisition Corp.
Other (expense) income:
Change in fair value	(97,814)
ELOC | Digital Health Acquisition Corp.
Other (expense) income:
Initial fair value of ELOC	(204,039)
Change in fair value of ELOC	319
Additional Bridge Promissory note | Digital Health Acquisition Corp.
Other (expense) income:
Interest expense	12,642
Initial fair value of Additional Bridge Note	11,111
Change in fair value	$ (2,726)